Taxation - Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets and liabilities
Deferred assets, net	€ 66,157	€ 67,219	€ 66,794
Net deferred Liabilities	(388,912)	(600,646)	(631,565)
Assets
Deferred tax assets and liabilities
Deferred assets, net	103,342	94,788	155,307
Net deferred Liabilities	79,441	146,778	39,634
Assets | Provisions
Deferred tax assets and liabilities
Deferred assets, net	4,564	3,696	38,004
Net deferred Liabilities	47,404	61,252	22,085
Assets | Inventories
Deferred tax assets and liabilities
Deferred assets, net	35,619	39,297	37,141
Assets | Tax credits (deductions)
Deferred tax assets and liabilities
Deferred assets, net	49,467	37,685	42,533
Assets | Tax loss carryforwards
Deferred tax assets and liabilities
Deferred assets, net	6,179	10,717	30,668
Net deferred Liabilities	15,384	40,358	7,097
Assets | Other
Deferred tax assets and liabilities
Deferred assets, net	7,513	3,393	6,961
Net deferred Liabilities	16,653	45,168	10,452
Liabilities
Deferred tax assets and liabilities
Deferred assets, net	(37,185)	(27,569)	(88,513)
Net deferred Liabilities	(468,353)	(747,424)	(671,199)
Liabilities | Inventories
Deferred tax assets and liabilities
Net deferred Liabilities	5,063	(1,175)	(32,351)
Liabilities | Goodwill
Deferred tax assets and liabilities
Deferred assets, net	(22,346)	(19,136)	(77,755)
Net deferred Liabilities	(105,963)	(131,039)	(35,877)
Liabilities | Fixed assets
Deferred tax assets and liabilities
Deferred assets, net	(7,780)	(7,062)	(10,409)
Net deferred Liabilities	(95,029)	(158,060)	(119,858)
Liabilities | Intangible assets
Deferred tax assets and liabilities
Deferred assets, net	(7,059)	(1,371)	(349)
Net deferred Liabilities	(201,921)	(392,388)	(404,617)
Liabilities | Debt cancellation costs
Deferred tax assets and liabilities
Net deferred Liabilities	€ (70,503)	€ (64,762)	(77,514)
Liabilities | Cash flow hedges
Deferred tax assets and liabilities
Net deferred Liabilities			€ (982)